Putnam High Yield Fund
The fund's portfolio
2/28/22 (Unaudited)

CORPORATE BONDS AND NOTES (85.2%)(a)
		Principal amount	Value
Advertising and marketing services (0.9%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,498,650
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		1,720,000	1,797,400
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		1,685,000	1,750,985
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		4,540,000	4,653,500

			9,700,535
Automotive (1.3%)
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32		725,000	683,482
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		495,000	475,998
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29		700,000	653,625
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		2,210,000	2,329,760
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		1,510,000	1,426,213
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		5,580,000	5,535,360
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	570,011
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		2,260,000	2,172,425
Volkswagen International Finance NV company guaranty jr. unsec. sub. FRN 4.625%, perpetual maturity (Germany)	EUR	300,000	351,932

			14,198,806
Basic materials (7.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$3,165,000	3,849,431
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		2,335,000	2,130,688
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,312,000	1,315,647
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		880,000	820,600
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,876,820
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,700,000	1,705,823
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	2,044,619
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		2,170,000	2,132,025
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34		450,000	503,548
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	3,243,275
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		3,295,000	3,421,368
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		542,000	547,420
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,158,027
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	851,681
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,935,000	1,977,899
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,845,000	2,923,238
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		1,135,000	1,171,706
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		2,562,000	2,594,025
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,431,000	1,645,865
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		1,420,000	1,353,083
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	1,021,250
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		3,915,000	3,660,525
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,790,000	1,682,600
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		1,385,000	1,426,550
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,800,000	1,749,474
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,468,586
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25		$2,420,000	2,483,525
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		730,000	744,600
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,848,198
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		465,000	428,381
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,575,000	1,541,169
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		465,000	441,169
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)		510,000	503,564
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,515,000	1,412,889
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,200,000	2,936,000
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		460,000	424,925
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,505,000	2,436,614
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,165,000	2,998,838
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		1,055,000	991,700
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		1,250,000	1,240,625
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		3,030,000	3,037,575
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		1,535,000	1,535,000
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,695,000	2,591,404
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		2,940,000	2,785,650
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		3,815,000	3,603,363
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,650,000	1,648,383
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		1,795,000	1,718,713

			85,628,058
Broadcasting (3.3%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		3,465,000	3,361,050
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		4,059,000	1,664,190
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		2,250,000	2,131,538
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,864,000	1,770,800
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		5,275,000	5,078,032
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,345,667	4,535,790
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		1,275,000	1,194,854
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		1,459,000	1,387,509
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		1,090,000	1,087,880
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		1,145,000	1,025,119
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		3,442,000	3,171,011
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,515,000	2,417,544
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		1,340,000	1,370,150
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,740,000	1,774,800
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		2,135,000	2,177,700
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		2,640,000	2,626,800

			36,774,767
Building materials (1.8%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,341,113
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,100,000	1,023,000
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		960,000	892,800
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,391,000	1,352,748
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,685,000	1,561,405
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		860,000	877,200
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		1,665,000	1,542,806
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		635,000	605,447
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		855,000	756,675
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,185,000	2,198,766
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	225,688
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		1,465,000	1,378,931
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		2,925,000	3,027,375
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,960,000	1,950,200

			19,734,154
Capital goods (7.4%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26		750,000	750,938
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		2,330,000	2,163,988
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		630,000	636,300
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,610,000	1,585,464
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		2,410,223	2,307,981
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		1,315,000	1,233,207
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		1,400,000	1,434,440
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,981,000	3,022,734
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		236,000	244,260
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,315,000	1,313,356
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		840,000	802,208
Canpack SA/Canpack US, LLC 144A company guaranty sr. unsec. notes 3.875%, 11/15/29 (Poland)		2,255,000	2,085,875
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		756,000	784,516
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		1,960,000	1,875,492
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		1,555,000	1,479,194
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	419,876
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		1,215,000	1,240,630
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		2,185,000	2,327,025
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		1,452,000	1,454,076
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		560,000	531,300
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,940,000	3,072,300
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29		2,565,000	2,439,982
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,155,000	1,092,613
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		2,795,000	2,536,463
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		4,635,000	4,195,046
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		3,360,000	2,990,400
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		2,480,000	2,585,400
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		2,904,000	2,539,316
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		1,836,000	1,756,373
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		690,000	665,850
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		5,290,000	5,078,400
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		5,865,000	5,798,726
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		1,607,000	1,659,228
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,120,000	1,109,058
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,786,000	1,750,280
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,380,000	1,406,869
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		164,000	163,352
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,335,000	2,218,250
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		1,595,000	1,505,217
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		2,763,000	2,842,436
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		1,785,000	1,816,238
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		795,000	729,413
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		3,478,000	3,279,754
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		1,400,000	1,503,124

			82,426,948
Commercial and consumer services (2.2%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,862,149
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	1,153,200
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 144A sr. notes 4.625%, 6/1/28 (Luxembourg)		1,050,000	997,185
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		3,055,000	2,868,767
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,577,000	1,488,215
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		1,305,000	1,184,288
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,375,000	2,309,688
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		575,000	557,882
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		2,847,000	2,935,542
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,145,000	1,276,675
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,130,000	1,045,184
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,245,000	2,166,425
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		2,790,000	3,146,450
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		1,916,000	1,900,442

			24,892,092
Communication services (7.0%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,365,121
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		3,090,000	3,235,230
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		2,575,000	2,280,781
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,505,000	1,378,956
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,625,000	1,519,375
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,692,350
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		1,560,000	1,482,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		9,316,000	9,461,609
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		3,565,000	3,500,777
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		1,090,000	1,049,757
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		2,680,000	2,696,335
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		804,000	786,465
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,540,144
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		1,200,000	1,166,250
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		965,000	964,672
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		2,530,000	2,562,106
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		2,228,000	1,879,875
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		2,049,000	1,959,356
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,085,000	1,063,639
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		2,630,000	2,597,125
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,145,000	1,161,190
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		3,305,000	3,208,477
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		704,000	705,316
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		1,489,000	1,374,928
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		4,203,000	4,990,936
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,475,000	2,821,661
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		2,755,000	2,585,072
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		786,000	809,580
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		1,135,000	1,064,448
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		2,855,000	2,947,359
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)		1,075,000	1,022,906
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		2,080,000	1,967,784
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	488,400
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,472,250
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,242,688

			77,044,918
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity		270,000	255,407

			255,407
Consumer (0.7%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		3,787,000	3,654,455
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		1,150,000	1,061,565
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,075,000	1,061,563
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		2,175,000	1,992,365

			7,769,948
Consumer staples (6.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		1,475,000	1,362,531
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		1,548,000	1,518,975
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		3,205,000	3,108,850
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	676,688
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		2,745,000	2,757,044
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,130,600
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		760,000	697,300
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		2,210,000	2,058,902
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		5,172,000	5,223,720
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		1,295,000	1,327,375
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,185,000	1,238,094
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		875,000	896,394
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		2,621,000	2,945,349
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		2,039,000	2,036,349
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		1,350,000	1,376,055
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,640,000	1,685,100
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		2,710,000	2,601,600
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		1,972,000	1,972,000
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		935,000	871,888
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		476,000	460,758
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	2,136,411
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		1,540,000	1,489,950
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		975,000	1,044,518
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		4,121,000	4,659,409
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		879,000	958,483
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		1,293,000	1,360,883
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		3,430,000	3,550,685
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		4,395,000	4,285,125
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		2,084,000	1,983,833
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		2,788,000	2,676,480
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,113,000	2,186,955
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		1,286,000	1,356,730
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		2,400,000	2,496,000
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		1,150,000	1,100,763
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		2,360,000	2,318,960
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		1,125,000	1,051,234
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		1,080,000	1,096,200

			72,698,191
Energy (oil field) (0.5%)
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		836,000	856,900
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,345,000	1,288,510
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		744,000	770,040
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		1,634,000	1,640,945
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,105,774

			5,662,169
Energy (other) (0.1%)
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28		740,000	799,200

			799,200
Entertainment (1.7%)
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26		2,270,000	2,096,913
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		970,000	955,208
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		1,070,000	1,053,950
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,445,000	2,332,017
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		3,465,000	3,265,763
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,550,000	1,577,125
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,268,732
NCL Corp, Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		895,000	893,881
NCL Corp, Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		675,000	693,563
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		1,940,000	1,940,000
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		2,265,000	2,365,645

			18,442,797
Financials (8.8%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		2,690,000	2,629,475
Allstate Corp. (The) unsec. sub. FRB 5.75%, 8/15/53		85,000	85,548
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		4,963,000	6,537,426
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	572,325
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	185,500
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	231,250
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	988,715
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	487,515
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		2,710,000	2,685,800
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		250,000	325,035
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	280,000	295,518
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		$600,000	582,000
Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9.00%, perpetual maturity (Brazil)		310,000	326,120
Banco Santander SA jr. unsec. sub. FRN 7.50%, perpetual maturity (Spain)		600,000	624,000
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	337,295
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		640,000	673,600
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,000,000	1,066,250
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		300,000	269,537
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	325,296
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		460,000	490,475
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	327,000
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	234,508
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	666,609
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity		320,000	312,000
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,346,000	2,148,490
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		1,660,000	1,462,086
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		1,150,000	1,046,500
Commerzbank AG FRB Ser. REGS, 7.00%, perpetual maturity (Germany)	EUR	600,000	612,414
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		$310,000	325,500
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		250,000	233,750
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		560,000	563,500
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		250,000	255,938
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		800,000	777,000
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,283,631
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	240,350
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)		870,000	863,475
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		1,599,000	1,595,003
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,626,923
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		1,150,000	1,060,875
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		820,000	864,067
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		675,000	678,375
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		1,320,000	1,287,000
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (BBA LIBOR USD 3 Month + 2.13%), 2.631%, 2/12/47		550,000	500,963
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26		1,145,000	950,350
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	560,250
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,387,000	2,402,993
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		680,000	646,000
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	248,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		1,044,000	1,053,098
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,815,000	1,802,295
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		2,640,000	2,448,600
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	546,750
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	642,025
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	385,797
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,810,000	1,850,073
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		3,007,000	3,029,553
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		2,543,000	2,539,389
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		800,000	833,000
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	379,600
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	1,027,500
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		2,757,000	2,670,844
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		600,000	601,500
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	2,197,294
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	287,250
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	658,446
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,350,038
M&T Bank Corp. jr. unsec. sub. FRN 3.50%, 9/1/26		250,000	228,125
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	493,500
Morgan Stanley jr. unsec. sub. FRN 5.875%, perpetual maturity		760,000	813,623
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,415,000	2,336,513
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,833,000	1,828,418
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		690,000	646,875
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,181,560
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,266,066
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	2,141,476
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		1,055,000	994,338
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		2,065,000	2,054,675
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		3,520,000	3,427,670
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,860,000	3,831,050
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	101,375
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	478,400
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	644,575
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,865,000	1,741,444
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		570,000	536,539
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	220,000	297,243
Swiss Re Finance Luxembourg SA 144A company guaranty unsec. sub. FRB 5.00%, 4/2/49 (Luxembourg)		$400,000	423,516
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	561,450
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	537,832
UniCredit SpA jr. unsec. sub. FRN 8.00%, perpetual maturity (Italy)		460,000	484,150
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		1,952,000	1,960,218
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		470,000	493,500

			97,300,163
Gaming and lottery (2.5%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		1,105,000	1,109,337
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		2,250,000	2,210,625
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		530,000	557,825
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		3,600,000	3,732,840
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		815,000	773,231
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,890,000	2,929,738
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		690,000	666,247
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		1,350,000	1,340,861
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,766,563
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	1,060,900
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		770,000	725,725
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		2,250,000	2,162,813
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,998,000	2,968,020
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,760,000	2,656,500
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		665,000	694,194

			27,355,419
Health care (7.9%)
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		945,000	907,200
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	2,589,600
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,486,554
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		2,090,000	1,828,666
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,645,000	1,402,626
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		910,000	736,586
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,762,646
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,025,000	977,026
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		4,840,000	4,973,100
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	2,124,075
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,015,000	975,669
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,115,000	1,156,813
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		225,000	225,563
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		905,000	905,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,547,281
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		3,060,000	2,967,282
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		1,010,000	978,296
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		3,850,000	4,159,155
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		699,000	681,525
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		963,000	637,169
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		905,000	850,700
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		1,065,000	1,044,872
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		2,325,000	2,501,688
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		2,005,000	1,984,950
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		3,987,000	3,948,964
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		3,291,000	3,126,450
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,772,634
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		785,000	744,835
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		1,815,000	1,733,325
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		675,000	651,375
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		3,480,000	3,422,963
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		985,000	983,296
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		531,000	548,364
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		2,610,000	2,461,067
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,210,000	3,290,250
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,700,353
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,150,000	1,089,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		4,410,000	4,495,113
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		4,390,000	4,419,852
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		2,750,000	2,654,300
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		955,000	1,002,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		3,200,000	3,356,800
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		1,240,000	1,262,072
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		5,015,000	4,805,862

			87,874,292
Homebuilding (0.7%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		2,300,000	2,164,875
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		2,005,000	2,012,519
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		2,045,000	2,021,994
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/15/30		1,250,000	1,187,500

			7,386,888
Lodging/Tourism (1.2%)
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		1,917,000	1,970,657
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		2,170,000	2,113,591
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		1,010,000	959,500
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		2,903,000	2,910,258
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		2,545,000	2,599,081
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23		425,000	437,856
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,646,500

			13,637,443
Media (0.4%)
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,664,000	1,671,080
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,730,000	1,671,794
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		1,220,000	1,096,042

			4,438,916
Oil and gas (11.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,370,625
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		650,000	713,375
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	677,664
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,236,124
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		310,000	318,525
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		795,000	820,838
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	3,237,975
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	485,639
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		2,760,000	2,749,650
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		1,160,000	1,244,100
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,655,000	1,721,200
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		3,560,000	3,542,200
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		2,495,000	2,407,675
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		3,345,000	3,294,825
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		230,000	216,775
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		691,000	706,782
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,305,000	2,229,938
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		852,000	866,953
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		1,680,000	1,680,000
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		2,638,000	2,942,346
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		4,370,000	3,995,185
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29		1,990,000	2,024,825
DCP Midstream LP jr. unsec. sub. FRN 7.375%, perpetual maturity		226,000	213,570
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	642,025
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	74,137
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		3,143,000	3,834,460
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,665,000	2,249,337
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		1,170,000	1,567,800
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		917,000	1,072,045
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,099,000	3,137,738
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		4,340,000	4,494,895
EnLink Midstream Partners LP jr. unsec. sub. FRN 6.00%, perpetual maturity		500,000	358,750
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		2,970,000	2,999,700
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		1,280,000	1,526,733
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		225,000	237,375
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,087,722
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	873,615
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		2,456,000	2,517,400
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		3,104,000	2,964,320
MPLX LP jr. unsec. sub. FRN 6.875%, perpetual maturity		260,000	256,828
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		985,000	960,375
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,165,038
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		1,465,000	1,704,769
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		580,000	659,518
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,399,000	7,120,711
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		5,843,000	6,880,133
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		475,000	578,523
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,701,000	2,163,760
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		490,000	596,202
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		855,000	1,097,098
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		2,790,000	2,838,825
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,250,000	3,274,375
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		520,000	521,950
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		1,590,000	1,617,825
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		2,628,000	2,605,005
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	1,004,939
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	984,750
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,980,000	2,029,500
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		925,000	1,014,152
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,755,000	2,844,538
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	4,145,943
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		1,615,000	1,555,503
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		2,529,000	2,418,312
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	322,784
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		924,960	911,086
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,586,250	1,548,878
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		1,935,000	1,935,000
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		1,285,000	1,230,388
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	990,090

			125,311,639
Publishing (1.0%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		2,730,000	2,734,668
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		2,860,000	2,714,569
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,930,000	2,682,532
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		265,000	270,963
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		2,875,000	2,752,813

			11,155,545
Retail (0.9%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		230,000	223,259
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		455,000	443,625
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,293,570
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		2,557,000	2,809,504
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		277,000	324,090
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,030,000	1,115,016
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		1,180,000	1,177,050
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		1,815,000	1,908,019
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		1,395,000	1,311,300

			10,605,433
Technology (4.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		3,545,000	3,332,300
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		2,775,000	2,627,925
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		1,100,000	1,034,000
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		1,755,000	1,661,336
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,267,875
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		1,820,000	1,888,250
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		2,425,000	2,283,526
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,005,000	1,028,638
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,654,000	1,645,763
Condor Merger Sub., Inc. 144A sr. unsec. notes 7.375%, 2/15/30		1,605,000	1,542,076
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		2,054,000	1,925,625
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		1,065,000	1,102,563
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		3,927,000	3,808,405
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		1,675,000	1,642,455
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	1,085,419
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		2,542,000	2,249,670
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		4,050,000	3,766,500
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		935,000	953,700
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		1,705,000	1,564,338
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		1,200,000	1,126,650
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,270,000	2,174,388
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		4,560,000	4,326,300

			44,037,702
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,176,171
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,194,769
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		2,710,000	2,554,175
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		2,705,000	2,520,979

			8,446,094
Toys (0.2%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,695,000	1,696,695
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		460,000	456,826

			2,153,521
Transportation (1.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,305,332
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		2,255,000	2,308,083
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		3,295,000	3,436,442
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	868,191
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		890,000	887,722
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		6,255,000	6,317,550

			16,123,320
Utilities and power (2.8%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	947,855
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	889,730
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		890,000	845,500
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		3,345,000	3,264,319
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		455,000	421,287
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		225,000	208,688
CenterPoint Energy, Inc. jr. unsec. sub. FRN 6.125%, perpetual maturity		330,000	325,875
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity		320,000	315,994
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		350,000	321,945
Electricite De France SA 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)		240,000	237,271
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	489,096
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		320,000	333,494
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		6,451,000	5,822,028
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	197,732
Energy Transfer LP jr. unsec. sub. FRN 6.25%, perpetual maturity		330,000	277,200
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		450,000	475,779
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	234,598
NiSource, Inc. jr. unsec. sub. FRN 5.65%, perpetual maturity		500,000	488,750
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		178,000	183,961
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		3,470,000	3,217,453
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		983,000	1,002,660
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		2,215,000	2,186,218
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	465,050
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		100,000	102,750
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		925,000	918,063
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		1,330,000	1,361,800
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		3,590,000	3,652,519
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,440,618

			30,628,233

Total corporate bonds and notes (cost $962,391,111)			$942,482,598

SENIOR LOANS (6.9%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	$3,714,180	$3,640,565
Herens US Holdco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 4/30/28	159,200	158,055
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	1,473,863	1,378,061
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.209%, 10/1/25	1,403,195	1,384,603
TMS International Corp./DE bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	683,100	676,269

		7,237,553
Capital goods (0.8%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.481%, 4/3/24	2,127,311	2,089,083
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.459%, 4/30/26	1,352,333	1,337,119
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	374,063	370,883
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.563%, 6/1/28	2,701,051	2,678,551
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	1,450,802	1,420,582
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	1,129,332	1,120,456

		9,016,674
Communication services (0.4%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.459%, 1/30/29	1,390,000	1,372,625
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.459%, 7/31/27	920,363	902,536
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	2,277,575	2,269,900

		4,545,061
Consumer cyclicals (1.2%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.125%, 4/22/26	2,140,502	1,936,748
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.75%), 4.25%, 10/19/27	1,713,313	1,695,374
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.799%, 8/21/26	2,092,550	2,050,992
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	1,270,651	1,238,885
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	635,000	673,100
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,915,000	1,474,550
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	1,301,801	1,187,243
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.709%, 12/17/26	1,896,493	1,870,682
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	1,214,149	1,209,596

		13,337,170
Consumer staples (0.9%)
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	1,570,000	1,564,113
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	3,233,377	3,083,316
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.00%), 3.75%, 12/15/27	806,850	798,378
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.75%, 12/17/28	4,005,000	3,980,610

		9,426,417
Energy (0.5%)
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	2,654,750	2,675,776
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	2,726,300	2,709,261

		5,385,037
Health care (1.0%)
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	4,375,800	4,349,545
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	1,414,240	1,407,876
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	2,641,725	2,619,587
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.748%, 4/29/25	3,402,847	3,113,605

		11,490,613
Technology (1.2%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	1,423,350	1,398,271
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	1,145,000	1,165,610
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,831,813	1,812,670
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	1,678,050	1,674,459
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	2,633,400	2,615,151
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	1,149,225	1,136,652
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	1,450,000	1,442,518
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 3.75%, 5/3/26	1,745,496	1,732,405

		12,977,736
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	1,055,000	1,072,587
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	2,213,275	2,198,512

		3,271,099

Total senior loans (cost $77,695,590)		$76,687,360

COMMON STOCKS (1.4%)(a)
	Shares	Value
Altice USA, Inc. Class A(NON)	54,455	$629,500
Antero Resources Corp.(NON)	95,700	2,194,401
Clarivate PLC (United Kingdom)(NON)	550	8,239
Frontier Communications Parent, Inc.(NON)	56,890	1,567,320
General Motors Co.(NON)	23,615	1,103,293
iHeartMedia, Inc. Class A(NON)	72,259	1,549,956
MWO Holdings, LLC (Units)(F)	918	2,341
Oasis Petroleum, Inc.	33,682	4,463,202
OneMain Holdings, Inc.	31,610	1,611,478
Ortho Clinical Diagnostics Holdings PLC(NON)	90,637	1,603,369
Sirius XM Holdings, Inc.	159,600	983,136
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	135,967
Tribune Media Co. Class 1C	297,958	2,980

Total common stocks (cost $14,306,061)		$15,855,182

CONVERTIBLE BONDS AND NOTES (1.3%)(a)
	Principal amount	Value
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	$90,000	$98,745
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	1,796,000	1,557,132
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	90,000	81,788
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	70,000	88,506
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	70,000	62,545
Cloudflare, Inc. 144A cv. sr. unsec. notes zero %, 8/15/26	78,000	76,978
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	120,000	103,380
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	83,000	86,839
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	1,313,000	1,190,891
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	50,000	47,125
Expedia Group, Inc. company guaranty sr. unsec. unsub. notes zero %, 2/15/26	100,000	120,750
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,254,140
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	88,000	107,385
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	60,000	60,188
Liberty TripAdvisor Holdings, Inc. 144A sr. unsec. bonds 0.50%, 6/30/51	2,020,000	1,624,339
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	870,000	1,278,356
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	2,830,000	2,624,825
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	110,000	117,013
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	999,000	1,363,136
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	76,000	153,634
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	100,000	83,500
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 4.25%, 6/15/23	70,000	89,691
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	80,000	79,040
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)	60,000	57,990
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	49,000	43,919
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	74,000	98,901
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	1,015,000	924,285
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	97,000	85,166
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	1,009,000	934,058
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	80,000	68,920
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	70,000	87,150

Total convertible bonds and notes (cost $15,254,656)		$14,650,315

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. Pfd.	6,945	$1,014,178
Becton Dickinson and Co. $3.00 cv. pfd.	2,500	134,325
Broadcom, Inc. 8.00% cv. pfd.	1,800	3,308,508
Clarivate PLC $5.25 cv. pfd. (United Kingdom)	18,245	1,128,636
Danaher Corp. 5.00% cv. pfd.	107	159,349
Danaher Corp. 4.75% cv. pfd.	850	1,558,269
DTE Energy Co. $3.13 cv. pfd.	2,100	107,205
KKR & Co., Inc. $3.00 cv. pfd.	17,508	1,325,531
PG&E Corp. $5.50 cv. pfd.	14,350	1,550,518
Southern Co. (The) $3.38 cv. pfd.	2,000	101,800
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,659	1,794,209

Total convertible preferred stocks (cost $11,016,371)		$12,182,528

PREFERRED STOCKS (0.0%)(a)
	Shares	Value
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP(R)	4,000	$103,040

Total preferred stocks (cost $106,000)		$103,040

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	868	$43

Total warrants (cost $43)				$43

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	19,645,758	$19,645,758

Total short-term investments (cost $19,645,758)		$19,645,758
TOTAL INVESTMENTS

Total investments (cost $1,100,415,590)		$1,081,606,824

	FORWARD CURRENCY CONTRACTS at 2/28/22 (aggregate face value $2,837,216) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Euro	Sell	3/16/22	$2,733,676	$2,765,540	$31,864
	UBS AG
		Euro	Buy	3/16/22	70,454	71,676	(1,222)

	Unrealized appreciation						31,864

	Unrealized (depreciation)						(1,222)

	Total						$30,642
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through February 28, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,106,649,827.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/22
Short-term investments
	Putnam Short Term Investment Fund*	$16,734,744	$105,925,363	$103,014,349	$11,773	$19,645,758

	Total Short-term investments	$16,734,744	$105,925,363	$103,014,349	$11,773	$19,645,758
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,101 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,222 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,196,820	$—	$—
Consumer cyclicals	3,636,385	2,980	—
Energy	6,657,603	—	2,341
Financials	1,611,478	—	—
Health care	1,603,369	—	—
Technology	8,239	—	—
Utilities and power	—	135,967	—

Total common stocks	15,713,894	138,947	2,341
Convertible bonds and notes	—	14,650,315	—
Convertible preferred stocks	—	12,182,528	—
Corporate bonds and notes	—	942,482,598	—
Preferred stocks	103,040	—	—
Senior loans	—	76,687,360	—
Warrants	—	—	43
Short-term investments	—	19,645,758	—

Totals by level	$15,816,934	$1,065,787,506	$2,384
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$30,642	$—

Totals by level	$—	$30,642	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$2,400,000
Warrants (number of warrants)	900
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com